Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	December 31, 2023	December 31, 2022

Right-of-use assets, net	$357,007	$211,585

Operating lease liabilities - current	260,728	91,587
Operating lease liabilities - non-current	109,956	101,992
Total operating lease liabilities	$370,684	$193,579

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for all of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.5 years
Weighted average discount rate	5.0%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of December 31, 2023:
Twelve months ending December 31,	Amount
2024	$271,791
2025	111,009
Total future minimum lease payments	382,800
Less: imputed interest	(12,116)
Present value of lease liabilities	$370,684